INCOME TAX (Details)	1 Months Ended				12 Months Ended						36 Months Ended		120 Months Ended
	Aug. 31, 2018 USD ($)	Apr. 30, 2018	Dec. 22, 2017 USD ($)	Jan. 31, 2008	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020	Dec. 31, 2019 CNY (¥)
Deferred tax assets for tax loss carryforwards						$ 3,120,172	$ 4,300,813				$ 3,120,172
Deferred Tax Assets, Valuation Allowance						3,120,172	4,300,813		$ 5,031,657		3,120,172	$ 26,629,179
Subject to withholding tax at 10%, unless reduced by tax treaties				10.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						0	0		$ 0		0	$ 0
Deferred tax liabilities on undistributed earnings										$ 7,351,023
Underpayment of taxes						14,334					$ 14,334			¥ 100,000
Repatriation of Foreign Earnings, Payable Term		8 years
Income Tax Paid On Repatriated Earnings						$ 1,993,310	3,250,000
Taibang Holdings [Member]
Deferred Tax Liabilities, Reversed Amount							2,310,512
Shandong Taibang Biological Products Co., Ltd [Member]
Preferential tax rate											15.00%	15.00%
Undistributed earnings										$ 74,000,000
Deferred Income Tax Liabilities as a percentage of Total Undistributed Earnings										50.00%
Distributed Earnings							$ 21,674,332	¥ 148,760,000
Guizhou Taibang Biological Products Co., Ltd [Member]
Income Tax Rate													15.00%
Preferential tax rate											15.00%	15.00%
Health Forward Holdings Limited [Member]
Income Tax Rate						16.50%	16.50%	16.50%
TianXinFu
Preferential tax rate					15.00%	15.00%	15.00%	15.00%
PRC [Member]
Income Tax Rate						25.00%
The United States of America [Member]
Income Tax Rate						21.00%			35.00%
Tax loss carryforwards						$ 0	$ 0				$ 0
Effective Income Tax Rate Reconciliation, Repatriation of Foreign Earnings, Amount			$ 40,300,000
Current Income Tax Expense (Benefit)	$ (7,500,000)
Hong Kong [Member]
Income Tax Rate						16.50%	16.50%	16.50%	16.50%
PRC subsidiaries [Member]
Deferred tax assets for tax loss carryforwards						$ 3,120,172					3,120,172
Tax loss carryforwards						14,696,748					14,696,748
Deferred Tax Assets, Valuation Allowance						3,120,172	$ 4,300,813				3,120,172
Undistributed earnings						806,200,000					806,200,000
PRC subsidiaries [Member] | 2020 [Member]
Tax loss carryforwards expiring						4,136,265					4,136,265
PRC subsidiaries [Member] | 2021 [Member]
Tax loss carryforwards expiring						4,568,923					4,568,923
PRC subsidiaries [Member] | 2022 [Member]
Tax loss carryforwards expiring						716,377					716,377
PRC subsidiaries [Member] | 2023 [Member]
Tax loss carryforwards expiring						4,076,401					4,076,401
PRC subsidiaries [Member] | 2024 [Member]
Tax loss carryforwards expiring						$ 1,198,782					$ 1,198,782